Share capital - Reconciliation (Details) $ in Thousands										1 Months Ended						12 Months Ended
	Dec. 07, 2020 USD ($) shares	Oct. 06, 2020 shares	Aug. 27, 2020 USD ($) shares	Oct. 08, 2019 USD ($) shares	Aug. 14, 2019 shares	Jul. 08, 2019 shares	Jun. 10, 2019 shares	May 24, 2019 USD ($) shares	May 13, 2019 shares	Dec. 31, 2020 USD ($) shares	Nov. 30, 2020 shares	Aug. 31, 2020 shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Feb. 29, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Number of stock options exercised (in shares) | shares					6,900	34,800	6,900		386,100	32,052	3,277	90,000	50,000	13,800	2,300	192,431	434,700
Conversion of promissory notes (in shares) | shares								800,000
Bought deal share offering (in shares) | shares			500,000
Number of units released (in shares) | shares		5,883
IPO share issuance (in shares) | shares	3,450,000			4,687,500
Balance at beginning of period																$ 89,745
Stock option exercise																244	$ 374
Conversion of promissory note (Note 11)								$ 6,120									6,120
Bought deal share offering			$ 18,106													18,106
DSU release																0
Shares issued in connection with business combinations (Note 4 and 13)																1,163
IPO share issuance	$ 154,915			$ 52,414												154,915	52,414
Balance at end of period										$ 264,357						$ 264,357	$ 89,745
Common shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares) | shares																28,454,200	22,532,000
Number of stock options exercised (in shares) | shares																191,429	434,700
Conversion of promissory notes (in shares) | shares																	800,000
Bought deal share offering (in shares) | shares																500,000
Number of units released (in shares) | shares																5,883
Shares issued in connection with business combinations (in shares) | shares																29,024
IPO share issuance (in shares) | shares																3,450,000	4,687,500
Balance at end of period (in shares) | shares										32,630,536						32,630,536	28,454,200
Balance at beginning of period																$ 89,745	$ 30,716
Stock option exercise																342	495
Conversion of promissory note (Note 11)																	6,120
Bought deal share offering																18,106
DSU release																86
Shares issued in connection with business combinations (Note 4 and 13)																1,163
IPO share issuance																154,915	52,414
Balance at end of period										$ 264,357						$ 264,357	$ 89,745